Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statement of Comprehensive Income - Parenthetical (Details) - CNY (¥) ¥ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Fair value fluctuation of available-for-sale investment, net of tax	¥ 0	¥ 0	¥ 0
Parent Company
Condensed Financial Statements, Captions [Line Items]
Fair value fluctuation of available-for-sale investment, net of tax				¥ 0